Cover Page	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	Organogenesis Holdings Inc.
Entity Central Index Key	0001661181
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1329150
Entity Address, Address Line One	85 Dan Road
Entity Address, City or Town	Canton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02021
City Area Code	781
Local Phone Number	575-0775